Other payables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other current payables [abstract]
Schedule Other Payables

Other payables as at December 31, 2025 and 2024 are analysed as follows:

	31/12/25	31/12/24
Salaries and wages	6,653	6,014
Social security contributions	5,643	5,292
Vacation accrual	5,265	4,499
Withholding taxes on payroll and on others	1,928	1,966
Advance payment from the sale of a building (High Point, NC, USA)	—	3,658
Other accounts payable	5,595	5,277
Total	25,084	26,706